Note 9 - Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006	Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
General and Administrative Expense	$ 1,807,605	$ 1,792,160	$ 1,752,765
2006 Equity Incentive Plan [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	110,235
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,200,000
Allocated Share-based Compensation Expense	101,191	143,435	310,076
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 328 days
Expense Associated with Warrant Modifications [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
General and Administrative Expense	39,712	238,168	0		39,711
Third Party Consulting Services [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated Share-based Compensation Expense	100,000	20,500	0
Warrant Exercise Fee [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
General and Administrative Expense	238,200
Incentive Stock Options (ISO's) [Member] | 2006 Equity Incentive Plan [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				110.00%
Non-employee Share-based Compensation [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0